VANECK RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 99.9%
Canada : 0.7%
Lululemon Athletica, Inc.
(USD) * 15,046 $ 1,717,952
Underline
China : 2.0%
JD.com, Inc. (ADR) † 198,932 5,068,787
Underline
United States : 97.2%
Amazon.com, Inc. * 210,534 50,178,674
AutoZone, Inc. * 2,344 7,491,283
Best Buy Co., Inc. 23,313 1,768,990
Cardinal Health, Inc. 33,319 7,915,262
Carvana Co. * 85,547 5,630,703
Cencora, Inc. 23,919 6,768,599
Costco Wholesale Corp. 21,759 20,354,892
CVS Health Corp. 115,019 11,898,715
Dollar General Corp. 27,507 3,166,331
Dollar Tree, Inc. * 19,239 2,326,957
Fastenal Co. 157,276 7,553,966
Lowe's Companies, Inc. 52,149 11,498,333
McKesson Corp. 14,263 10,777,123
O'Reilly Automotive, Inc. * 120,807 11,125,117
Ross Stores, Inc. 45,636 9,713,623
Sysco Corp. 61,311 5,124,373
Number
of Shares Value
United States (continued)
Target Corp. 56,637 $ 7,397,359
The Home Depot, Inc. 39,279 13,852,918
The Kroger Co. 69,933 3,883,379
The TJX Companies, Inc. 74,716 11,319,474
Tractor Supply Co. 65,400 2,067,294
Ulta Beauty, Inc. * 5,890 2,656,272
Walmart, Inc. 238,072 26,964,035
241,433,672
Total Common Stocks
(Cost: $218,577,881) 248,220,411
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $520)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 520 520
Total Investments: 99.9%
(Cost: $218,578,401) 248,220,931
Other assets less liabilities: 0.1% 181,382
NET ASSETS: 100.0% $ 248,402,313
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $4,082,176.
(a) The rate shown is the 7-day yield as of June 30, 2026.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 248,220,411 $ — $ — $ 248,220,411
Money Market Fund 520 — — 520
Total Investments $ 248,220,931 $ — $ — $ 248,220,931